Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit for the year	$ 349,659	$ 875,317	$ 504,225
Adjustments:
Depreciation and amortization	62,876	57,640	34,171
Financing expenses, net	5,711	141,361	36,883
Share in profit of associated companies, net	(1,118,175)	(1,250,149)	(160,894)
Gains on disposal of property, plant and equipment, net	0	0	(1,551)
Losses/(gains) related to Qoros	0	251,483	(309,918)
Losses/(gains) related to ZIM	727,650	204	(43,505)
Recovery of retained claims	0	0	(9,923)
Share-based payments	18,855	18,369	1,110
Income taxes	37,980	4,325	6,145
Total adjustments	84,556	98,550	56,743
Change in trade and other receivables	(28,819)	(1,171)	(9,669)
Change in trade and other payables	(10,100)	(429)	45,061
Cash generated from operating activities	45,637	96,950	92,135
Dividends received from associated companies, net	727,309	143,964	0
Income taxes (paid)/refunded, net	(1,565)	(385)	61
Net cash provided by operating activities	771,381	240,529	92,196
Cash flows from investing activities
Short-term deposits and restricted cash, net	(46,266)	558,247	(501,618)
Short-term collaterals deposits, net	(19,180)	0	0
Investment in long-term deposits, net	12,750	51,692	6,997
Purchase of other investments	(650,777)	0	0
Proceeds from sale of other investments	308,829	0	0
Long-term advance deposits and prepaid expenses	(11,013)	(6,976)	(57,591)
Long-term loan to an associate	0	(5,000)	0
Proceeds from sale of subsidiary, net of cash disposed off	0	0	407
Acquisition of subsidiary, less cash acquired	0	(659,169)	0
Investments in associated companies, less cash acquired	(2,932)	(8,566)	0
Acquisition of property, plant and equipment	(259,820)	(231,235)	(74,456)
Acquisition of intangible assets	(10,453)	(1,452)	(368)
Proceeds from sale of property, plant and equipment and intangible assets	0	0	546
Reimbursement in respect of right-of-use asset	0	4,823	0
Interest received	6,082	269	709
Income tax paid	0	0	(32,332)
Deferred consideration in respect of acquisition of subsidiary	0	0	(13,632)
Proceeds from/(payment of) transactions in derivatives, net	1,349	(5,635)	(3,963)
Proceeds from distribution from associated companies	4,444	46,729	0
Proceeds from deferred payment		0	217,810
Proceeds from sales of interest in ZIM	463,549	67,087	0
Proceeds from sale of interest in Qoros	0	0	219,723
(Payment)/recovery of financial guarantee	0	(16,265)	6,265
Recovery of retained claims	0	0	9,923
Net cash used in investing activities	(203,438)	(205,451)	(221,580)
Cash flows from financing activities
Dividends paid to holders of non-controlling interests	0	(10,214)	(12,412)
Cash distribution and dividends paid	(740,922)	(100,209)	(120,115)
Investments from holders of non-controlling interests in equity of subsidiary	36,725	197,076	32
Costs paid in advance in respect of taking out of loans	(2,845)	(4,991)	(8,556)
Payment of early redemption commission with respect to the debentures	0	(75,820)	(11,202)
Payment in respect of derivative financial instruments, net	(923)	(13,933)	0
Proceeds from issuance of share capital by a subsidiary to non-controlling interests, net of issuance expenses	193,148	142,334	216,844
Receipt of long-term loans	102,331	343,126	73,236
Proceeds from issuance of debentures, less issuance expenses	0	262,750	280,874
Repayment of long-term loans, debentures and lease liabilities	(55,762)	(562,016)	(130,210)
Short-term credit from banks and others, net	0	0	(134)
Acquisition of non-controlling interests	0	0	(7,558)
Interest paid	(25,428)	(31,523)	(24,989)
Net cash (used in)/provided by financing activities	(493,676)	146,580	255,810
Increase in cash and cash equivalents	74,267	181,658	126,426
Cash and cash equivalents at beginning of the year	474,544	286,184	147,153
Effect of exchange rate fluctuations on balances of cash and cash equivalents	(13,640)	6,702	12,605
Cash and cash equivalents at end of the year	$ 535,171	$ 474,544	$ 286,184